17. BASIC AND DILUTED EPS	12 Months Ended
Dec. 31, 2025
Notes
17. BASIC AND DILUTED EPS

17.BASIC AND DILUTED EPS

The following table presents the calculation of basic and diluted earnings per share:

Particulars	Year Ended December 31,2025	Year Ended December 31,2024
Net income (loss) attributable to common shareholders	(45,218,074)	(4,481,751)
Net comprehensive income (loss) attributable to common shareholders	(46,221,857)	(4,047,903)
Weighted average shares outstanding — Basic	34,183,348	18,426,467
Basic earnings (loss) per share	(1.32)	(0.24)
Basic comprehensive earnings (loss) per share	(1.35)	(0.22)
Weighted average shares outstanding — Diluted	34,183,348	18,426,467
Diluted earnings (loss) per share	(1.32)	(0.24)
Diluted comprehensive earnings (loss) per share	(1.35)	(0.22)

In accordance with IAS 33, basic loss per share is calculated by dividing the net loss attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated after considering the effect of potential ordinary shares, to the extent such instruments are dilutive.

For the years ended December 31, 2025, and 2024, the Company reported net losses of $45,218,074 and $4,481,751, respectively. Since the Company incurred losses in both years, the effect of potential common shares would be anti-dilutive and has therefore been excluded from the diluted loss per share calculation. Accordingly, basic and diluted weighted average shares are the same for each year.